Intangible Assets (Details 2) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013
Components of identifiable intangible assets
Net carrying amount	$ 2,209
Estimated annual amortization expense associated with intangible assets
2016	477
2017	432
2018	433
2019	433
2020	434
Net carrying amount	2,209
Core Deposit Intangible
Components of identifiable intangible assets
Gross carrying amount	6,348	$ 6,348
Accumulated amortization	(4,139)	(3,550)
Net carrying amount	2,209	2,798	$ 3,544
Estimated annual amortization expense associated with intangible assets
Net carrying amount	$ 2,209	$ 2,798	$ 3,544